Impairment of assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	$ 9,524	$ 0
Impairment of assets subsequently classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	6,836	0
Impairment of revaluation of assets classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	2,582	0
Mining hardware | Impairment of mining hardware
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment expense	$ 106	$ 0